Expenses By Nature	12 Months Ended
Dec. 31, 2024
Expenses By Nature [Abstract]
EXPENSES BY NATURE
19.	EXPENSES BY NATURE

(a)	Exploration and evaluation

Exploration and evaluation expense is made up of the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023
	$	$
Drilling services	6,263,964	5,039,861
Salaries and benefits	2,449,153	1,890,277
Option payments and fees (i)	2,281,550	1,482,235
Assaying	1,757,368	2,017,051
Field costs, surveys and other	1,726,830	1,107,011
Transportation and meals	1,125,148	767,690
Consulting and professional fees	914,448	907,290
Communities	587,234	305,420
Security	328,931	303,767
Geophysics	334,764	70,335
Depreciation and amortization	295,475	223,694
	18,064,865	14,114,631

i.	Includes total option payments in respect of option agreements for the year ended December 31, 2024, of $1,956,316 (year ended December 31, 2023 – $1,250,000).

(b)	General and administration

General and administration expense is made up of the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023
	$	$
Salaries and benefits	1,885,728	1,984,299
Share-based compensation	1,167,109	1,473,869
Travel and entertainment	442,747	556,113
Consulting and professional fees	798,818	497,627
Office administration	439,515	303,224
Regulatory and compliance fees	582,199	247,588
Investor relations	343,722	191,187
Directors’ fees and expenses	64,042	29,833
Depreciation and amortization	44,382	22,430
	5,768,262	5,306,170
(c)	Finance costs

Finance costs are made up of the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023
	$	$
Finance issue expense (i)	65,849	–
Interest accretion expense (ii)	50,126	21,792
Other finance expenses	73,856	56,568
	189,831	78,360

i.	Represents the portion of the March 2024 Offering financing costs allocated to the Subscription Warrants.

ii.	Interest accretion expense or amortization of the discount is in respect of the lease liability, representing also the interest portion of lease payments (See Note 11)